UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments July 31, 2005 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND		COUPON
THOUSANDS	MATURITY DATE		RATE		VALUE

	U.S. Government Agencies - Mortgage-Backed Securities (79.2%)
	Federal Home Loan Mortgage Corp. (1.4%)
$2,809	10/01/10 - 02/01/20		9.50%		$3,091,122
715	06/01/16 - 10/01/19		10.00		797,657
58	02/01/16 - 12/01/17		10.50		64,696
					3,953,475

	Federal Home Loan Mortgage Corp. PC Gold (17.2%)
4,960	10/01/18 - 06/01/20		5.00		4,977,907
32,500	*		5.50		33,150,000
878	12/01/28 - 09/01/33		6.50		908,875
7,621	04/01/20 - 08/01/32		7.50		8,140,222
1,858	02/01/23 - 07/01/31		8.00		1,994,648
					49,171,652

	Federal National Mortgage Assoc. (58.8%)
28,500	*		4.50		27,841,844
45,300	*		5.00		45,086,625
47,500	*		5.50		47,752,344
16,700	*		6.00		17,065,313
19,057	01/01/27 - 09/01/34		6.50		19,747,623
2,450	07/01/23 - 01/01/33		7.00		2,580,797
350	*		7.50		373,078
5,139	09/01/29 - 06/01/32		7.50		5,481,843
1,602	08/01/24 - 02/01/32		8.00		1,722,885
188	01/01/22 - 04/01/25		8.50		204,939
122	09/01/16 - 05/01/20		9.50		135,271
58	03/01/16 - 02/01/18		9.75		63,914
					168,056,476

	Government National Mortgage Assoc. (1.6%)
1,270	08/15/25 - 05/15/29		6.50		1,329,507
13	06/15/29 - 08/15/29		7.50		14,251
863	10/15/19 - 10/15/24		8.50		950,904
1,924	11/15/17 - 06/15/20		9.50		2,135,713
51	05/15/16 - 11/15/20		10.00		57,755
					4,488,130

	Government National Mortgage Assoc. II (0.2%)
617	05/20/30		8.00		662,521

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $226,396,002)				226,332,254

	U.S. Government Obligations (22.6%)
	U.S. Treasury Bonds
1,300	08/15/29		6.125		1,602,251
1,800	08/15/27		6.375		2,254,783
26,000	02/15/06		9.375		26,874,458
	U.S. Treasury Notes
8,800	02/15/13		3.875		8,611,970
21,600	8/15/2013		4.25		21,633,761
	U.S. Treasury Strips
4,560	02/15/25		0.00		1,860,927
4,560	02/15/27		0.00		1,708,559

	Total U.S. Government Obligations (Cost $65,649,464)				64,546,709

	U.S. Government Agencies - Collateralized Mortgage Obligations (3.6%)
	Federal Home Loan Mortgage Corp. (0.6%)
1,673	2547 HA	08/15/12	5.00		1,675,381

	Federal National Mortgage Assoc. (3.0%)
1,585	2004-T5 A13	05/28/35	3.854	††	1,586,595
2,230	2005-W2 A1	05/25/35	3.66	††	2,230,165
2,022	2004-70 DF	10/25/34	4.66	††	2,018,618
1,707	1996-46 FC	12/25/23	4.669	††	1,753,025
5,029	2005-68 XI (IO)	08/01/35	6.00		867,436
					8,455,839
	Total U.S. Government Agencies - Collateralized Mortgage Obligations (Cost $10,054,794)				10,131,220

1

	Short-Term Investments (53.5%)
	U.S. Government Agencies & Obligations (32.2%)
42,000	Federal Home Loan Banks (a)
	08/03/05-08/12/05	3.13 - 3.19	41,966,886
500	U.S. Treasury Bills † (a)
	1/12/2006	3.35	492,369
12,500	U.S. Treasury Bond
	8/15/05	10.75	12,537,600
37,000	U.S. Treasury Note
	8/15/2005	6.50	37,056,388

	Total U.S. Government Agencies & Obligations (Cost $93,226,270)		92,053,243

	Repurchase Agreement (21.3%)
60,850	Joint repurchase agreement account due 08/01/05 (dated 07/29/05 proceeds $60,866,683) (b) (Cost $60,850,000)	3.29	60,850,000

	Total Short-Term Investments (Cost $154,076,270)		152,903,243

	Total Investments (Cost $456,176,530) (c) (d)	158.9%	453,913,426

	Liabilities in Excess of Other Assets	(58.9)	(168,208,879)

	Net Assets	100.0%	$285,704,547

PC	Participation Certificate.
IO	Interest only security
†	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $207,650
††	Floating rate security, rate shown is the rate in effect at July 31, 2005.
*	Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $242,841,928 in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,049,178 and the aggregate gross unrealized depreciation is $3,312,282, resulting in net unrealized depreciation of $2,263,104.

Futures Contracts Open at July 31, 2005:

NUMBER OF		DESCRIPTION/DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

250	Short	U.S. Treasury Notes
		2 Year September 2005	$(51,621,095)	$338,287

173	Short	U.S.Year Treasury Notes
		5 Year September 2005	(18,546,141)	349,288

	Total unrealized appreciation			$687,575

2

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005